Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Calculation of Basic And Diluted Earnings Per Share
The basis of calculation of basic and diluted earnings per share (“EPS”) is as follows:

	Year ended March 31,
	2019	2020	2021
Profit attributable to owners of the Company (million Yen)	19,376	19,279	12,340
Weighted average number of ordinary shares outstanding during the year (thousand shares)	43,775	43,781	43,789
Average number of ordinary shares during the year (thousand shares)	43,775	43,781	43,789
Dilutive effect (thousand shares)	29	37	44

Weighted average number of ordinary shares outstanding during the year after dilutive effect (thousand shares)	43,804	43,818	43,833
Profit per share (attributable to the owners of the Company )
Basic earnings per share (Yen)	442.62	440.37	281.80
Diluted earnings per share (Yen)	442.32	440.00	281.51